Cash, Cash Equivalents and Investments (Tables)	6 Months Ended
Sep. 30, 2017
Cash And Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Investments

The following is a summary of cash, cash equivalents and investments as of September 30, 2017 and March 31, 2017:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
September 30, 2017:
Cash and cash equivalents due in 90 days or less	$76,928	$—	$—	$76,928
Investments:
Non-U.S. government securities due in one year or less	9,503	7	(35)	9,475
Corporate securities due in one year or less	33,356	—	(150)	33,206
Corporate securities due in more than one year	3,502	—	(8)	3,494
Total investments	46,361	7	(193)	46,175
Total cash, cash equivalents and investments	$123,289	$7	$(193)	$123,103

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
March 31, 2017:
Cash and cash equivalents due in 90 days or less	$51,319	$—	$—	$51,319
Investments:
U.S. treasury securities due in one year or less	3,501	5	—	3,506
Non-U.S. government securities due in one year or less	14,515	2	(23)	14,494
Corporate securities due in one year or less	42,460	2	(115)	42,347
Total investments	60,476	9	(138)	60,347
Total cash, cash equivalents and investments	$111,795	$9	$(138)	$111,666